REVENUE	12 Months Ended
Dec. 31, 2024
REVENUE
REVENUE

20   REVENUE

Net revenue consisted of the following:

	Years ended December 31,
	2022	2023	2024

Colocation services	7,920,150	8,535,180	9,169,454
Managed service and others	1,340,211	1,246,704	1,152,434
Service revenue	9,260,361	9,781,884	10,321,888
Equipment sales	7,740	564	180
Total	9,268,101	9,782,448	10,322,068